Prospectus supplement dated February 26, 2010
The purpose of this mailing is to provide you with changes to the current prospectus for the Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolios listed below:

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Invesco Aim Management Group, Inc.	Invesco Management Group, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, the first paragraph at the bottom of the “Table of Contents” page will be deleted in its entirety.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.
The following information will be added to the end of the second paragraph appearing under the heading “PRICING OF SHARES — Timing of Orders” of the prospectus:
“Notwithstanding the foregoing, the funds will not be open this year on Friday, April 2, 2010 (Good Friday).”

Statement of Additional Information Supplement dated February 26, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Cash Management, Corporate, Institutional, Personal Investment, Private Investment, Reserve and Resource Classes of the Portfolios listed below:

Liquid Assets Portfolio
STIC Prime Portfolio
Treasury Portfolio
Government & Agency Portfolio
Government TaxAdvantage Portfolio
Tax-Free Cash Reserve Portfolio
Effective April 30, 2010, the following corporate entities will change their names and all references thereto are changed accordingly.

CURRENT NAME	NEW NAME
Invesco Aim Distributors, Inc.	Invesco Distributors, Inc.
Invesco Aim Investment Services, Inc.	Invesco Investment Services, Inc.
Invesco Aim Management Group, Inc.	Invesco Management Group, Inc.
Effective April 30, 2010, any and all references to “AIM Funds” are hereby changed to “Invesco Funds”.
Effective April 30, 2010, www.invescoaim.com will be changed to www.invesco.com.
Effective April 30, 2010, any and all references to “AIM” or “Invesco Aim” are hereby changed to “Invesco”.